Accounts Receivable Net	12 Months Ended
Dec. 31, 2020
Accounts Receivable Net
Note 4 - Accounts receivable, net

Accounts receivable, net consisted of the following as of the date indicated:

	December 31, 2020	December 31, 2019
Accounts receivable	$208,341	$295,265
Accounts receivable - related parties	$451,030	$53,458
Less: allowance for doubtful accounts	$177,716	$125,180
Total accounts receivable, net	$481,656	$223,543

Bad debt expenses were $95,736, $125,180 and $0 for the years ended December 31, 20120, 2019 and 2018, respectively.